UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07391

AB UNCONSTRAINED BOND FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: April 30, 2016

Date of reporting period: January 31, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

AB Unconstrained Bond Fund, Inc.

Portfolio of Investments

January 31, 2016 (unaudited)

		Principal Amount (000)	U.S. $ Value
GOVERNMENTS - TREASURIES - 22.1%
Brazil - 3.1%
Brazil Letras do Tesouro Nacional
Series LTN
Zero Coupon, 7/01/17	BRL	49,605	$10,227,463

Canada - 3.2%
Canadian Government Bond
3.50%, 12/01/45	CAD	11,172	10,578,669

Portugal - 3.1%
Portugal Obrigacoes do Tesouro OT
2.875%, 10/15/25 (a)	EUR	9,390	10,337,355

United States - 12.7%
U.S. Treasury Bonds
3.00%, 11/15/45	U.S.$	2,563	2,689,848
3.75%, 11/15/43		4,762	5,766,539
U.S. Treasury Notes
0.50%, 7/31/16		118	118,087
1.50%, 12/31/18 (b)		7,638	7,752,177
2.125%, 5/15/25 (b)(c)		24,079	24,511,167
2.25%, 11/15/24		433	445,973
2.375%, 8/15/24		1,189	1,237,294

			42,521,085

Total Governments - Treasuries (cost $72,941,093)			73,664,572

CORPORATES - NON-INVESTMENT GRADE - 13.1%
Financial Institutions - 8.9%
Banking - 8.9%
Ally Financial, Inc.
2.75%, 1/30/17		720	711,900
BBVA International Preferred SAU
5.919%, 4/18/17 (d)		3,677	3,677,000
Credit Agricole SA
6.637%, 5/31/17 (a)(d)		3,550	3,556,944
Credit Suisse AG/Guernsey
5.86%, 5/15/17 (d)		8,000	8,360,000
HBOS Capital Funding LP
4.939%, 5/23/16 (d)	EUR	2,279	2,493,529
National Westminster Bank PLC
2.019%, 4/05/16 (d)(e)		200	205,862
Royal Bank of Scotland Group PLC Series U
7.64%, 9/30/17 (d)	U.S.$	6,900	7,089,750
Societe Generale SA
1.363%, 4/05/17 (a)(d)(e)(f)		4,000	3,680,000

			29,774,985

Brokerage - 0.0%
Lehman Brothers Holdings, Inc.
Zero Coupon, 5/25/10 (e)(g)(h)		435	35,887

		Principal Amount (000)	U.S. $ Value
Zero Coupon, 1/12/12 (g)(h)	U.S.$	440	$36,300

			72,187

			29,847,172

Industrial - 3.8%
Basic - 0.1%
ArcelorMittal
6.125%, 6/01/18		225	204,750

Capital Goods - 0.3%
Bombardier, Inc.
7.50%, 3/15/25 (a)		1,432	984,500
Case New Holland Industrial, Inc.
7.875%, 12/01/17		128	137,024

			1,121,524

Communications - Media - 0.2%
Radio One, Inc.
9.25%, 2/15/20 (a)		905	714,950

Communications - Telecommunications - 0.1%
Wind Acquisition Finance SA
4.75%, 7/15/20 (a)		358	351,735
Windstream Services LLC
7.875%, 11/01/17		55	57,475

			409,210

Consumer Cyclical - Other - 0.1%
International Game Technology PLC
6.25%, 2/15/22 (a)		376	361,900

Consumer Cyclical - Retailers - 0.1%
Chinos Intermediate Holdings A, Inc.
7.75% (7.75% Cash or 8.50% PIK), 5/01/19 (a)(i)		975	243,750

Consumer Non-Cyclical - 2.4%
Boparan Finance PLC
5.50%, 7/15/21 (a)	GBP	610	769,232
Endo Ltd./Endo Finance LLC/Endo Finco, Inc.
6.00%, 7/15/23-2/01/25 (a)	U.S.$	1,754	1,759,190
HCA, Inc.
7.58%, 9/15/25		65	67,275
Horizon Pharma Financing, Inc.
6.625%, 5/01/23 (a)		1,982	1,783,800
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
5.50%, 4/15/25 (a)		1,900	1,691,000
Pinnacle Foods Finance LLC/Pinnacle
Foods Finance Corp.
5.875%, 1/15/24 (a)		135	139,725

		Principal Amount (000)	U.S. $ Value
Valeant Pharmaceuticals International, Inc.
6.125%, 4/15/25 (a)	U.S.$	2,103	$1,890,071

			8,100,293

Energy - 0.2%
Golden Energy Offshore Services AS
8.41%, 5/28/17 (e)(f)(j)	NOK	7,579	318,640
Memorial Resource Development Corp.
5.875%, 7/01/22	U.S.$	25	18,750
Paragon Offshore PLC
6.75%, 7/15/22 (a)		488	62,220
7.25%, 8/15/24 (a)		812	100,485

			500,095

Technology - 0.3%
Energizer Holdings, Inc.
5.50%, 6/15/25 (a)		603	560,790
Microsemi Corp.
9.125%, 4/15/23 (a)		286	301,015

			861,805

			12,518,277

Utility - 0.4%
Electric - 0.4%
Talen Energy Supply LLC
4.625%, 7/15/19 (a)		1,543	1,180,395
6.50%, 5/01/18		180	166,725

			1,347,120

Total Corporates - Non-Investment Grade (cost $48,291,282)			43,712,569

COLLATERALIZED MORTGAGE OBLIGATIONS - 11.2%
Non-Agency Fixed Rate - 5.7%
Alternative Loan Trust
Series 2005-11CB, Class 2A7
5.50%, 6/25/35		1,309	1,289,553
Series 2005-86CB, Class A8
5.50%, 2/25/36		763	699,598
Series 2005-J14, Class A7
5.50%, 12/25/35		408	365,927
Series 2006-16CB, Class A6
6.00%, 6/25/36		2,424	2,145,609
Series 2006-24CB, Class A1
6.00%, 6/25/36		1,102	975,490
Series 2006-24CB, Class A11
5.75%, 6/25/36		614	532,775
Series 2006-32CB, Class A5
6.00%, 11/25/36		1,625	1,501,087
Series 2006-J1, Class 1A11
5.50%, 2/25/36		758	678,980

		Principal Amount (000)	U.S. $ Value
BCAP LLC Trust
Series 2009-RR10, Class 10A2
6.00%, 1/26/38 (a)	U.S.$	2,651	$2,249,997
CHL Mortgage Pass-Through Trust
Series 2006-6, Class A1
6.00%, 4/25/36		679	648,176
Series 2006-9, Class A2
6.00%, 5/25/36		900	821,158
Series 2007-4, Class 1A39
6.00%, 5/25/37		525	468,604
CitiMortgage Alternative Loan Trust
Series 2006-A4, Class 1A3
6.00%, 9/25/36		347	309,647
Credit Suisse Mortgage Trust
Series 2008-2R, Class 1A1
6.00%, 7/25/37 (a)		1,158	1,014,907
GSR Mortgage Loan Trust
Series 2006-9F, Class 4A1
6.50%, 10/25/36		719	616,571
JPMorgan Mortgage Trust
Series 2007-S3, Class 1A45
6.00%, 8/25/37		1,875	1,641,443
Morgan Stanley Mortgage Loan Trust
Series 2007-6XS, Class 2A5S
6.00%, 2/25/47		999	715,004
Residential Accredit Loans, Inc., Trust
Series 2005-QA10, Class A31
3.639%, 9/25/35		453	374,914
Washington Mutual Alternative Mortgage
Pass-Through Certificates Trust
Series 2006-4, Class 3A1
6.50%, 5/25/36		532	402,886
Wells Fargo Mortgage Backed Securities Trust
Series 2005-17, Class 2A1
5.50%, 1/25/36		649	639,551
Series 2007-10, Class 1A7
6.00%, 7/25/37		564	562,600
Series 2007-8, Class 2A6
6.00%, 7/25/37		436	428,710

			19,083,187

GSE Risk Share Floating Rate - 4.5%
Federal Home Loan Mortgage Corp. Structured
Agency Credit Risk Debt Notes
Series 2014-DN3, Class M3
4.422%, 8/25/24 (e)		3,720	3,491,080
Series 2015-DNA1, Class B
9.627%, 10/25/27 (e)		500	544,688
Series 2015-HQ1, Class B
11.177%, 3/25/25 (e)		1,182	1,199,268
Federal National Mortgage Association Connecticut Avenue Securities
Series 2014-C03, Class 1M2
3.427%, 7/25/24 (e)		950	834,437
Series 2014-C04, Class 1M2
5.327%, 11/25/24 (e)		1,850	1,800,855

			Principal Amount (000)	U.S. $ Value
Series 2015-C03, Class 1M2
5.427%, 7/25/25 (e)	U.S.$		690	$661,459
Series 2015-C03, Class 2M2
5.427%, 7/25/25 (e)			4,185	4,010,781
Series 2015-C04, Class 1M2
6.127%, 4/25/28 (e)			1,019	998,049
Series 2015-C04, Class 2M2
5.977%, 4/25/28 (e)			1,549	1,509,206

				15,049,823

Non-Agency Floating Rate - 1.0%
Alternative Loan Trust
Series 2006-19CB, Class A3
6.00%, 8/25/36 (e)			1,944	1,794,143
Deutsche Alt-A Securities Mortgage Loan Trust
Series 2006-AR4, Class A2
0.617%, 12/25/36 (e)			690	425,539
GreenPoint Mortgage Funding Trust
Series 2006-AR2, Class 4A1
2.285%, 3/25/36 (e)			282	220,905
Luminent Mortgage Trust
Series 2006-5, Class A1A
0.617%, 7/25/36 (e)			536	352,531
Residential Accredit Loans, Inc., Trust
Series 2007-QO2, Class A1
0.577%, 2/25/47 (e)			688	367,038

				3,160,156

Total Collateralized Mortgage Obligations (cost $38,599,998)				37,293,166

CORPORATES - INVESTMENT GRADE - 3.7%
Industrial - 1.8%
Basic - 0.1%
Lubrizol Corp.
8.875%, 2/01/19			155	186,244
Weyerhaeuser Co.
7.375%, 3/15/32			204	241,711

				427,955

Capital Goods - 0.1%
Republic Services, Inc.
5.25%, 11/15/21			200	224,182

Communications - Telecommunications - 0.1%
American Tower Corp.
5.05%, 9/01/20			140	150,470
British Telecommunications PLC
8.50%, 12/07/16 (a)		GBP	100	150,860

				301,330

		Principal Amount (000)	U.S. $ Value
Consumer Cyclical - Retailers - 0.1%
Nordstrom, Inc.
6.25%, 1/15/18	U.S.$	180	$195,056

Consumer Non-Cyclical - 0.0%
Agilent Technologies, Inc.
5.00%, 7/15/20		28	30,477
Altria Group, Inc.
9.25%, 8/06/19		34	41,611

			72,088

Energy - 0.2%
Anadarko Petroleum Corp.
5.95%, 9/15/16		34	34,511
Energy Transfer Partners LP
6.125%, 2/15/17		225	227,481
EQT Corp.
8.125%, 6/01/19		35	37,808
Hess Corp.
8.125%, 2/15/19		35	36,077
Noble Energy, Inc.
8.25%, 3/01/19		153	166,566
Noble Holding International Ltd.
4.90%, 8/01/20		15	9,038
Spectra Energy Capital LLC
8.00%, 10/01/19		170	190,388

			701,869

Technology - 1.1%
Hewlett Packard Enterprise Co.
4.40%, 10/15/22 (a)		3,490	3,445,524
Motorola Solutions, Inc.
7.50%, 5/15/25		181	201,034

			3,646,558

Transportation - Airlines - 0.0%
Southwest Airlines Co.
5.75%, 12/15/16		70	72,681

Transportation - Railroads - 0.1%
CSX Corp.
7.375%, 2/01/19		149	171,857

			5,813,576

Financial Institutions - 1.6%
Banking - 1.2%
Macquarie Group Ltd.
7.625%, 8/13/19 (a)		115	132,637
Morgan Stanley Series G
5.50%, 7/24/20		175	193,662
Rabobank Capital Funding Trust III
5.254%, 10/21/16 (a)		2,400	2,412,000
Standard Chartered Bank
5.875%, 9/26/17 (a)	EUR	100	115,840

		Principal Amount (000)	U.S. $ Value
Standard Chartered PLC
6.409%, 1/30/17 (a)(d)	U.S.$	1,200	$1,200,000

			4,054,139

Insurance - 0.4%
Aetna, Inc.
6.75%, 12/15/37		257	319,475
Allied World Assurance Co. Holdings Ltd.
5.50%, 11/15/20		180	198,116
Anthem, Inc.
5.875%, 6/15/17		20	21,132
7.00%, 2/15/19		45	50,462
Cigna Corp.
5.125%, 6/15/20		90	99,244
Humana, Inc.
6.30%, 8/01/18		25	27,364
7.20%, 6/15/18		180	200,660
Lincoln National Corp.
8.75%, 7/01/19		47	56,609
Markel Corp.
7.125%, 9/30/19		60	69,382
Nationwide Mutual Insurance Co.
9.375%, 8/15/39 (a)		165	243,918

			1,286,362

			5,340,501

Utility - 0.3%
Electric - 0.1%
Constellation Energy Group, Inc.
5.15%, 12/01/20		180	196,598
TECO Finance, Inc.
5.15%, 3/15/20		55	59,570

			256,168

Natural Gas - 0.2%
GNL Quintero SA
4.634%, 7/31/29 (a)		836	794,283

			1,050,451

Total Corporates - Investment Grade (cost $11,930,227)			12,204,528

INFLATION-LINKED SECURITIES - 2.9%
United States - 2.9%
U.S. Treasury Inflation Index
0.625%, 2/15/43 (TIPS)		2,051	1,794,485
1.375%, 2/15/44 (TIPS)		4,686	4,909,205
3.375%, 4/15/32 (TIPS)		2,158	2,982,016

Total Inflation-Linked Securities (cost $9,509,663)			9,685,706

COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.1%
Non-Agency Fixed Rate CMBS - 1.1%
Banc of America Commercial Mortgage Trust

		Principal Amount (000)	U.S. $ Value
Series 2007-3, Class AJ
5.742%, 6/10/49	U.S.$	490	$489,308
Series 2007-5, Class AM
5.772%, 2/10/51		343	356,997
Commercial Mortgage Trust
Series 2007-GG9, Class AM
5.475%, 3/10/39		555	566,684
DBUBS Mortgage Trust
Series 2011-LC2A, Class E
5.643%, 7/10/44 (a)		600	568,108
GS Mortgage Securities Trust
Series 2006-GG6, Class AJ
5.825%, 4/10/38		134	133,817
ML-CFC Commercial Mortgage Trust
Series 2006-1, Class AJ
5.785%, 2/12/39		390	390,017
Series 2006-4, Class AJ
5.239%, 12/12/49		437	432,670
Morgan Stanley Capital I Trust 2006-
HQ10
Series 2006-HQ10, Class AJ
5.389%, 11/12/41		842	835,843

Total Commercial Mortgage-Backed Securities (cost $3,778,008)			3,773,444

QUASI-SOVEREIGNS - 0.8%
Quasi-Sovereign Bonds - 0.8%
Mexico - 0.8%
Petroleos Mexicanos
Series 14-2
7.47%, 11/12/26
(cost $3,759,221)	MXN	55,570	2,689,382

GOVERNMENTS - SOVEREIGN BONDS - 0.5%
Hungary - 0.2%
Hungary Government International Bond
6.375%, 3/29/21	U.S.$	510	577,957

Mexico - 0.3%
Mexico Government International Bond
4.125%, 1/21/26		1,233	1,234,233

Total Governments - Sovereign Bonds (cost $1,736,746)			1,812,190

		Shares
INVESTMENT COMPANIES - 0.5%
Funds and Investment Trusts - 0.5%
iShares Core MSCI Emerging Markets ETF JDR (cost $1,746,417)		41,426	1,546,847

		Principal Amount (000)	U.S. $ Value
WHOLE LOAN TRUSTS - 0.4%
Performing Asset - 0.4%
Deutsche Bank Mexico SA 8.00%, 10/31/34 (f)(k)(l)	MXN	22,750	$865,951
Recife Funding Zero Coupon, 11/05/29 (f)(k)	U.S.$	530	554,239

Total Whole Loan Trusts (cost $1,841,512)			1,420,190

		Notional Amount (000)
OPTIONS PURCHASED - CALLS - 0.4%
Swaptions - 0.4%
IRS Swaption, Goldman Sachs International Expiration: Feb 2016, Pay 6-month EURIBOR, Receive 1.01% (h)		34,340	1,227,573

		Contracts
Options on Equity Indices - 0.0%
iShares IBOXX Expiration: Mar 2016, Exercise Price: $ 84.00 (h)(m)		1,702	14,467

Total Options Purchased - Calls (premiums paid $527,959)			1,242,040

		Principal Amount (000)
EMERGING MARKETS - TREASURIES - 0.2%
Dominican Republic - 0.2%
Dominican Republic International Bond 15.95%, 6/04/21 (f)(j) (cost $749,665)	DOP	27,000	727,646

LOCAL GOVERNMENTS - MUNICIPAL BONDS - 0.0%
United States - 0.0%
Alameda Corridor Trnsp Auth CA Series 1999C 6.60%, 10/01/29 (cost $112,395)	U.S.$	100	124,310

EMERGING MARKETS - CORPORATE BONDS - 0.0%
Industrial - 0.0%
Consumer Non-Cyclical - 0.0%
Virgolino de Oliveira Finance SA 10.50%, 1/28/18 (f)(j)(n) (cost $477,436)		804	20,100

Company		Shares		U.S. $ Value
COMMON STOCKS - 0.0%
Materials - 0.0%
Paper & Forest Products - 0.0%
Resolute Forest Products, Inc. (h) (cost $0)		48		$271

		Principal Amount (000)
ASSET-BACKED SECURITIES - 0.0%
Home Equity Loans - Fixed Rate - 0.0%
Nationstar NIM Ltd. Series 2007-A 9.79%, 3/25/37 (f)(j)(k) (cost $3,301)	U.S.$	3		0

SHORT-TERM INVESTMENTS - 42.9%
Agency Discount Note - 28.7%
Federal Home Loan Bank Discount Notes Zero Coupon 2/03/16-4/08/16 (cost $95,812,924)		95,826		95,813,156

		Shares
Investment Companies - 8.8%
AB Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.36% (o)(p) (cost $29,517,274)		29,517,274		29,517,274

		Principal Amount (000)
U.S. Treasury Bills - 5.3%
United States - 5.3%
U.S. Treasury Bill Zero Coupon, 3/03/16 (cost $17,638,506)	U.S.$	17,642		17,638,436

Time Deposits - 0.1%
BBH, Grand Cayman
(1.00)%, 2/01/16	CHF	0	†	3
0.005%, 2/01/16	JPY	0	†	0^
0.088%, 2/01/16	GBP	0	†	1
0.132%, 2/01/16	NOK	0	†	1
0.981%, 2/01/16	AUD	0	†	2
1.38%, 2/01/16	NZD	0	†	0^
DNB, Oslo (0.305)%, 2/01/16	EUR	61		66,527
Sumitomo, Tokyo 0.14%, 2/01/16	U.S.$	151		150,956

Total Time Deposits (cost $217,626)				217,490

Total Short-Term Investments (cost $143,186,330)				143,186,356

U.S. $ Value
Total Investments - 99.8% (cost $339,191,253) (q)	$333,103,317
Other assets less liabilities - 0.2%	629,930

Net Assets - 100.0%	$333,733,247

FUTURES

Type	Number of Contracts	Expiration Month	Original Value			Value at January 31, 2016	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Amsterdam Index Futures	11	February 2016	$		997,633	$1,022,863	$25,230
Australia 10 Yr Bond Futures	262	March 2016		23,606,431		23,997,056	390,625
DAX Index Futures	8	March 2016		2,165,842		2,123,957	(41,885)
EURO STOXX 50 Futures	55	March 2016		1,841,414		1,810,181	(31,233)
Euro-CAC40 10 Futures	50	February 2016		2,403,149		2,394,572	(8,577)
FTSE/MIB Index Futures	6	March 2016		654,117		608,025	(46,092)
IBEX 35 Index Futures	11	February 2016		1,068,998		1,051,128	(17,870)
Nikkei 225 (CME) Futures	25	March 2016		2,190,755		2,235,625	44,870
OMXS 30 Index Futures	65	February 2016		1,031,618		1,031,289	(329)
Russel 2000 Index Futures	147	March 2016		15,744,206		15,161,580	(582,626)
STOXX 600 Bank Futures	261	March 2016		2,445,712		2,183,738	(261,974)
Topix Index Futures	39	March 2016		4,912,857		4,717,984	(194,873)
U.S. Ultra Bond (CBT) Futures	63	March 2016		10,115,281		10,469,812	354,531
Sold Contracts
Euro-Bund Futures	55	March 2016		9,544,924		9,732,638	(187,714)
S&P 500 E-Mini Futures	199	March 2016		19,897,198		19,204,495	692,703
U.S. Long Bond (CBT) Futures	6	March 2016		921,422		966,188	(44,766)
U.S. T-Note 10 Yr (CBT) Futures	101	March 2016		12,743,844		13,087,391	(343,547)

							$(253,527)

FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty	Contracts to Deliver (000)		In Exchange For (000)			Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	EUR	1,028		USD	1,125	3/18/16	$10,326
Barclays Bank PLC	USD	3,613		PLN	14,355	3/18/16	(97,512)
BNP Paribas SA	USD	5,461		CHF	5,475	2/18/16	(113,026)
BNP Paribas SA	CNY	21,450		USD	3,190	3/18/16	(46,436)
BNP Paribas SA	EUR	6,203		USD	6,754	3/18/16	26,633
BNP Paribas SA	INR	229,804		USD	3,346	3/18/16	(14,926)
BNP Paribas SA	JPY	424,456		USD	3,612	3/18/16	102,259
BNP Paribas SA	PLN	27,387		HUF	1,986,125	3/18/16	199,316
BNP Paribas SA	USD	1,425		JPY	168,712	3/18/16	(30,168)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
BNP Paribas SA	USD	1,669	MXN	31,385	3/18/16	$55,638
BNP Paribas SA	TWD	451,227	USD	13,522	7/06/16	85,007
BNP Paribas SA	USD	27	ARS	478	1/26/17	(2)
BNP Paribas SA	USD	27	ARS	481	1/31/17	141
Brown Brothers Harriman & Co.	USD	148	AUD	207	2/05/16	(1,872)
Brown Brothers Harriman & Co.	JPY	9,484	USD	77	2/10/16	(911)
Brown Brothers Harriman & Co.	CAD	368	USD	256	2/18/16	(6,645)
Brown Brothers Harriman & Co.	EUR	186	USD	202	2/18/16	776
Brown Brothers Harriman & Co.	EUR	31,150	USD	33,753	2/18/16	(4,704)
Brown Brothers Harriman & Co.	NOK	7,153	USD	811	2/18/16	(12,957)
Brown Brothers Harriman & Co.	TRY	1,319	USD	434	2/18/16	(10,545)
Brown Brothers Harriman & Co.	USD	488	NOK	4,358	2/18/16	13,615
Brown Brothers Harriman & Co.	USD	441	TRY	1,342	2/18/16	11,164
Brown Brothers Harriman & Co.	CAD	5,342	USD	3,897	3/18/16	83,844
Brown Brothers Harriman & Co.	USD	4,701	GBP	3,120	3/18/16	(255,360)
Citibank, NA	GBP	6,668	USD	9,645	2/18/16	144,017
Citibank, NA	MXN	67,813	USD	3,789	2/18/16	53,995
Citibank, NA	CHF	2,404	EUR	2,224	3/18/16	60,728
Citibank, NA	EUR	9,558	USD	10,407	3/18/16	40,420
Citibank, NA	JPY	400,420	USD	3,403	3/18/16	91,997
Citibank, NA	TRY	10,357	USD	3,362	3/18/16	(98,160)
Citibank, NA	USD	6,683	EUR	6,183	3/18/16	22,866
Citibank, NA	USD	3,693	EUR	3,383	3/18/16	(24,278)
Citibank, NA	USD	3,232	GBP	2,262	3/18/16	(8,552)
Citibank, NA	USD	5,197	HUF	1,507,933	3/18/16	46,661
Citibank, NA	USD	3,322	MXN	60,921	3/18/16	25,870
Citibank, NA	USD	1,700	NOK	14,944	3/18/16	20,250
Citibank, NA	USD	6,826	PLN	27,360	3/18/16	(124,776)
Deutsche Bank AG	JPY	416,526	USD	3,431	2/10/16	(9,558)
Deutsche Bank AG	USD	11,267	JPY	1,330,518	2/18/16	(273,774)
Deutsche Bank AG	JPY	161,069	AUD	1,959	3/18/16	51,500
Deutsche Bank AG	USD	3,573	CZK	87,775	3/18/16	(49,616)
Deutsche Bank AG	USD	3,291	TRY	10,052	3/18/16	67,275
Deutsche Bank AG	CNY	45,034	USD	6,553	9/19/16	(69,701)
Deutsche Bank AG	BRL	33,430	USD	7,442	1/04/17	(95,697)
Goldman Sachs Bank USA	CNY	90,567	USD	13,701	3/18/16	38,241
Goldman Sachs Bank USA	USD	2,150	BRL	8,880	3/18/16	40,330
Goldman Sachs Bank USA	USD	20,385	CNY	134,539	3/18/16	(87,646)
Goldman Sachs Bank USA	USD	3,432	JPY	404,720	3/18/16	(85,494)
Goldman Sachs Bank USA	CNY	67,747	USD	10,089	9/19/16	126,357
Goldman Sachs Bank USA	BRL	147,782	USD	32,405	1/04/17	(913,723)
Goldman Sachs Bank USA	USD	3,924	BRL	17,766	1/04/17	81,156
HSBC Bank USA	CAD	9,633	USD	6,749	2/18/16	(126,976)
HSBC Bank USA	USD	900	GBP	627	2/18/16	(5,734)
HSBC Bank USA	JPY	394,706	USD	3,330	3/18/16	66,055
HSBC Bank USA	MXN	28,838	USD	1,553	3/18/16	(32,194)
JPMorgan Chase Bank, NA	MXN	61,621	USD	3,321	3/18/16	(65,295)
JPMorgan Chase Bank, NA	PLN	14,307	EUR	3,247	3/18/16	17,940
Morgan Stanley Capital Services LLC	NOK	14,960	USD	1,695	3/18/16	(26,942)
Morgan Stanley Capital Services LLC	USD	3,398	AUD	4,880	3/18/16	48,297
Morgan Stanley Capital Services LLC	USD	3,351	EUR	3,092	3/18/16	2,754
Morgan Stanley Capital Services LLC	USD	2,499	EUR	2,280	3/18/16	(26,397)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services LLC	USD	3,329	JPY	394,240	3/18/16	$ (69,426)
Northern Trust Co.	SEK	29,564	USD	3,469	3/18/16	19,560
Northern Trust Co.	USD	3,409	NOK	30,435	3/18/16	94,879
Northern Trust Co.	USD	3,479	SEK	29,497	3/18/16	(37,810)
Royal Bank of Scotland PLC	JPY	1,275,066	USD	10,497	2/10/16	(36,837)
Royal Bank of Scotland PLC	USD	13,406	CNY	88,642	2/16/16	77,333
Royal Bank of Scotland PLC	AUD	4,984	USD	3,481	3/18/16	(39,547)
Royal Bank of Scotland PLC	EUR	6,024	USD	6,481	3/18/16	(52,682)
Royal Bank of Scotland PLC	NOK	30,758	USD	3,502	3/18/16	(39,326)
Royal Bank of Scotland PLC	TWD	230,572	USD	6,968	3/18/16	87,847
Royal Bank of Scotland PLC	USD	6,757	CZK	169,500	3/18/16	46,189
Royal Bank of Scotland PLC	USD	9,209	EUR	8,453	3/18/16	(40,859)
Royal Bank of Scotland PLC	USD	1,431	TWD	48,265	3/18/16	8,862
Royal Bank of Scotland PLC	USD	5,078	TWD	170,986	7/06/16	13,442
Royal Bank of Scotland PLC	USD	3,695	TWD	123,999	7/06/16	(2,323)
Standard Chartered Bank	CHF	5,477	USD	5,069	3/18/16	140,271
Standard Chartered Bank	CNY	45,181	USD	6,884	3/18/16	68,027
Standard Chartered Bank	EUR	2,492	USD	2,710	3/18/16	7,218
Standard Chartered Bank	INR	238,662	USD	3,540	3/18/16	49,968
Standard Chartered Bank	USD	6,947	INR	470,734	3/18/16	(61,973)
Standard Chartered Bank	USD	5,280	JPY	644,085	3/18/16	45,804
Standard Chartered Bank	USD	1,739	JPY	209,607	3/18/16	(5,665)
Standard Chartered Bank	USD	6,889	TWD	229,617	3/18/16	(37,517)
Standard Chartered Bank	TWD	225,535	USD	6,765	7/06/16	48,570
Standard Chartered Bank	USD	3,153	CNY	21,394	9/19/16	(6,568)
UBS AG	USD	25,839	BRL	104,339	2/18/16	129,645
UBS AG	USD	3,859	EUR	3,502	3/18/16	(60,517)

						$ (737,584)

PUT OPTIONS WRITTEN

Description		Contracts	Exercise Price		Expiration Month	Premiums Received	U.S. $ Value
iShares iBoxx High Yield (m)		1,702	$78.00		March 2016	$134,385	$(223,813)

INTEREST RATE SWAPTIONS WRITTEN
Description	Index	Counter-Party	Strike Rate	Expiration Date	Notional Amount (000)	Premiums	Market Value
OTC -1 Year Interest Rate Swaption	6 Month EURIBOR	Goldman Sachs International	0.62%	2/10/16	$47,600	$360,106	$(1,054,980)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS
Clearing Broker/(Exchange) & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at January 31, 2016	Notional Amount (000)		Market Value	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Citigroup Global Markets, Inc./(INTRCONX)
CDX-NAHY Series 25, 5 Year Index, 12/20/20*	(5.00)%	5.04%		$13,870	$(59,717)	$274,496
CDX-NAHY Series 25, 5 Year Index, 12/20/20*	(5.00)	5.04		16,210	(69,791)	(432,282)
CDX-NAIG Series 23, 5 Year Index, 12/20/19*	(1.00)	0.97		37,500	(80,432)	472,473
CDX-NAIG Series 24, 5 Year Index, 6/20/20*	(1.00)	0.99		44,900	(70,399)	287,318
CDX-NAIG Series 25, 5 Year Index, 12/20/20*	(1.00)	1.01		36,570	(23,956)	246,814
CDX-NAIG Series 25, 5 Year Index, 12/20/20*	(1.00)	1.01		16,710	(10,947)	114,529
iTraxx Europe Crossover Series 23, 5 Year Index, 6/20/20*	(5.00)	3.55	EUR	3,147	(212,815)	99,557
iTraxx Europe Senior Financials Series 23, 5 Year Index, 6/20/20*	(1.00)	0.84		10,160	(89,070)	70,766
Sale Contracts
Citigroup Global Markets, Inc./(CME)
CDX-NAHY Series 20, 5 Year Index, 6/20/18*	5.00	3.01		$1,862	95,316	64,477
Citigroup Global Markets, Inc./(INTRCONX)
CDX-NAIG Series 24, 5 Year Index, 6/20/20*	1.00	0.99		17,670	27,214	(242,724)
CDX-NAHY Series 20, 5 Year Index, 6/20/18*	5.00	3.01		1,604	82,099	5,761
CDX-NAHY Series 25, 5 Year Index, 12/20/20*	5.00	5.04		8,105	23,369	47,279
CDX-NAHY Series 25, 5 Year Index, 12/20/20*	5.00	5.04		17,530	75,474	235,679
CDX-NAHY Series 25, 5 Year Index, 12/20/20*	5.00	5.04		20,210	87,013	130,454
CDX-NAIG Series 24, 5 Year Index, 6/20/20*	1.00	0.99		134,670	207,409	(1,806,317)
CDX-NAIG Series 25, 5 Year Index, 12/20/20*	1.00	1.01		39,970	26,184	35,989
iTraxx Europe Crossover Series 23, 5 Year Index, 6/20/20*	5.00	3.55	EUR	5,373	364,129	(113,898)
iTraxx Europe Crossover Series 23, 5 Year Index, 6/20/20*	5.00	3.55		13,013	881,839	(278,956)
iTraxx Europe Crossover Series 23, 5 Year Index, 6/20/20*	5.00	3.55		11,268	763,560	(307,302)
iTraxx Europe Crossover Series 24, 5 Year Index, 12/20/20*	5.00	3.68		7,700	519,076	(56,933)

					$2,535,555	$(1,152,820)

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Clearing Broker/(Exchange)	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Citigroup Global Markets, Inc./(CME)	$147,840	11/25/18	3 Month LIBOR	1.25%	$1,369,373
Citigroup Global Markets, Inc./(CME)	CAD 58,670	5/27/20	1.45%	3 Month CDOR	(1,044,971)
Citigroup Global Markets, Inc./(CME)	$19,100	7/03/20	1.85%	3 Month LIBOR	(547,175)
Citigroup Global Markets, Inc./(CME)	180,760	11/25/20	1.61%	3 Month LIBOR	(3,358,860)
Citigroup Global Markets, Inc./(CME)	31,700	12/14/20	1.66%	3 Month LIBOR	(639,511)
Citigroup Global Markets, Inc./(CME)	36,830	7/13/22	3 Month LIBOR	2.06%	1,366,226
Citigroup Global Markets, Inc./(CME)	65,950	11/25/22	3 Month LIBOR	1.87%	1,715,265

					$(1,139,653)

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at January 31, 2016	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Bank of America, NA
CDX-LCDX.NA Series 20, 5 Year Index, 6/20/18*	(2.50)%	1.27%	$8,736	$(271,181)	$(139,493)	$(131,688)
Barclays Bank PLC
Korea International Bond, 7.125% 4/16/19, 12/20/20*	(1.00)	0.59	44,900	(903,025)	(935,091)	32,066
Penerbangan Malaysia Bhd, 5.625%, 3/15/16, 12/20/20*	(1.00)	1.70	33,700	1,075,265	1,384,162	(308,897)
Citibank, NA
iTraxx Japan Series 24, 5 Year Index, 12/20/20*	(1.00)	0.84	JPY 3,880,000	(277,983)	(387,088)	109,105
Credit Suisse International
BellSouth Corporation, 6.550%, 6/15/34, 9/20/19*	(1.00)	0.54	$7,520	(130,449)	(134,067)	3,618

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at January 31, 2016	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Black & Decker Corp., 5.750%, 11/15/16, 6/20/16*	(1.00)%	0.04%	$500	$1,287	$(2,659)	$3,946
Hershey Co., 4.125%, 12/1/20, 6/20/16*	(1.00)	0.06	500	(1,202)	(2,221)	1,019
Goldman Sachs Bank USA
iTraxx Australia Series 24, 5 Year Index, 12/20/20*	(1.00)	1.41	79,139	1,369,103	844,800	524,303
Goldman Sachs International
iTraxx Australia Series 24, 5 Year Index, 12/20/20*	(1.00)	1.41	55,531	960,685	592,911	367,774
United Mexican States, 5.950%, 3/19/19, 12/20/19*	(1.00)	1.60	32,970	717,182	(152,252)	869,434
Morgan Stanley Capital Services LLC
Coca-Cola Co., 5.750%, 3/15/11, 6/20/16*	(1.00)	0.04	500	(2,498)	(2,623)	125
Credit Suisse Group Ltd., 5.000%, 7/29/19, 3/20/20*	(1.00)	0.84	EUR 6,770	(55,945)	(144,684)	88,739
Republic of Korea, 7.125%, 4/16/19, 12/20/20*	(1.00)	0.59	$57,930	(1,165,084)	(674,255)	(490,829)
Target Corp., 5.375%, 5/1/17, 6/20/16*	(1.00)	0.03	500	(2,512)	(2,055)	(457)
Sale Contracts
Bank of America, NA
Genworth Holdings, Inc., 6.515%, 5/22/18, 6/20/20*	5.00	11.23	300	(56,434)	11,627	(68,061)
Barclays Bank PLC
Assured Guaranty Municipal Corp., 6/20/20*	5.00	3.34	300	20,608	20,765	(157)
Mexico Government International, 5.950%, 3/19/19, 12/20/20*	1.00	1.87	33,700	(1,329,748)	(1,405,520)	75,772

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at January 31, 2016	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
United Mexican States, 5.950%, 3/19/19, 12/20/19*	1.00%	1.60%	$14,620	$(318,428)	$(86,295)	$(232,133)
United Mexican States, 5.950%, 3/19/19, 12/20/19*	1.00	1.60	18,350	(399,158)	(74,054)	(325,104)
Citibank, NA
Nabors Industries, Inc., 6.150%, 2/15/18, 6/20/20*	1.00	6.66	300	(61,767)	(31,551)	(30,216)
Safeway, Inc., 7.250%, 2/1/31, 6/20/20*	1.00	2.77	300	(22,245)	(23,003)	758
Staples, Inc., 2.750%, 1/12/18, 6/20/20*	1.00	1.97	300	(12,424)	(11,217)	(1,207)
Weatherford International LLC, 4.500%, 4/15/22, 6/20/20*	1.00	10.20	300	(85,626)	(24,438)	(61,188)
Credit Suisse International
AT&T, Inc., 1.600%, 2/15/17, 9/20/19*	1.00	1.60	7,520	107,661	155,620	(47,959)
Avon Products, Inc., 6.500%, 3/1/19, 6/20/20*	1.00	9.27	300	(86,696)	(48,741)	(37,955)
CDX-CMBX.NA.BBB, 6.000%, 5/11/63*	3.00	4.62	13,215	(1,183,844)	216,698	(1,400,542)
Freeport-McMoran Inc., 3.550%, 3/1/22, 6/20/20*	1.00	21.49	300	(142,255)	(19,975)	(122,280)
Teck Resources Limited, 3.150%, 1/15/17, 6/20/20*	1.00	16.54	300	(128,317)	(21,237)	(107,080)
Transocean Inc., 7.375%, 4/15/18, 6/20/20*	1.00	17.12	300	(134,797)	(59,494)	(75,303)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at January 31, 2016	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG
iTraxx Australia Series 24, 5 Year Index, 12/20/20*	1.00%	1.41%	$44,900	$(776,768)	$(525,542)	$(251,226)

				$(3,296,595)	$(1,680,972)	$(1,615,623)

INTEREST RATE SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Citibank, NA	BRL	147,180	1/02/17	CDI	15.55%	$380,157
JPMorgan Chase Bank, NA		$650	4/20/20	3.74%	3 Month LIBOR	(75,094)
JPMorgan Chase Bank, NA		950	4/26/20	3.77%	3 Month LIBOR	(111,045)

						$194,018

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Obligation
Citibank, NA
EURO STOXX 50 Index	30,009	LIBOR	EUR	3,160	12/18/20	$(429,116)
JPMorgan Chase Bank, NA
EURO STOXX 50 Index	30,009	LIBOR		3,211	12/18/20	(484,380)
Pay Total Return on Reference Obligation
Citibank, NA
EURO STOXX 50 Index	30,009	LIBOR		3,337	12/15/17	78,021
JPMorgan Chase Bank, NA
EURO STOXX 50 Index	30,009	LIBOR		3,376	12/15/17	120,282

						$(715,193)

† Principal amount less than 500.

^ Less than $0.50.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2016, the aggregate market value of these securities amounted to $42,797,131 or 12.8% of net assets.
(b)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(c)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open exchange-traded derivatives.
(d)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(e)	Floating Rate Security. Stated interest rate was in effect at January 31, 2016.

(f)	Illiquid security.
(g)	Defaulted matured security.
(h)	Non-income producing security.
(i)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at January 31, 2016.
(j)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.33% of net assets as of January 31, 2016, are considered illiquid and restricted.

Restricted Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Dominican Republic International Bond
15.95%, 6/04/21	6/04/11	$749,665	$727,646	0.22%
Golden Energy Offshore Services AS
8.41%, 5/28/17	10/31/14	1,111,643	318,640	0.10%
Nationstar NIM Ltd. Series 2007-A
9.79%, 3/25/37	4/04/07	3,301	0	0.00%
Virgolino de Oliveira Finance SA
10.50%, 1/28/18	1/23/14	477,436	20,100	0.01%

(k)	Fair valued by the Adviser.
(l)	Variable rate coupon, rate shown as of January 31, 2016.
(m)	One contract relates to 100 shares.
(n)	Security is in default and is non-income producing.
(o)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(p)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(q)	As of January 31, 2016, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $4,083,127 and gross unrealized depreciation of investments was $(10,171,063), resulting in net unrealized depreciation of $(6,087,936).

The Fund currently owns investments collateralized by subprime mortgage loans. Subprime loans are offered to homeowners who do not have a history of debt or who have had problems meeting their debt obligations. Because repayment is less certain, subprime borrowers pay a higher rate of interest than prime borrowers. As of January 31, 2016, the Fund’s total exposure to subprime investments was 6.67% of net assets. These investments are valued in accordance with the Fund’s Valuation Policies.

Currency Abbreviations:

ARS	-	Argentine Peso
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CNY	-	Chinese Yuan Renminbi
CZK	-	Czech Koruna
DOP	-	Dominican Peso
EUR	-	Euro
GBP	-	Great British Pound
HUF	-	Hungarian Forint
INR	-	Indian Rupee
JPY	-	Japanese Yen
MXN	-	Mexican Peso
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PLN	-	Polish Zloty
SEK	-	Swedish Krona
TRY	-	Turkish Lira
TWD	-	New Taiwan Dollar
USD	-	United States Dollar

Glossary:

CBT	-	Chicago Board of Trade
CDI	-	Brazil CETIP Interbank Deposit Rate
CDOR	-	Canadian Dealer Offered Rate
CDX-CMBX.NA	-	North American Commercial Mortgage-Backed Index
CDX-LCDX.NA	-	North American Loan Credit Default Swap Index
CDX-NAHY	-	North American High Yield Credit Default Swap Index
CDX-NAIG	-	North American Investment Grade Credit Default Swap Index
CMBS	-	Commercial Mortgage-Backed Securities
CME	-	Chicago Mercantile Exchange
DAX	-	Deutscher Aktien Index (German Stock Index)
ETF	-	Exchange Traded Fund
EURIBOR	-	Euro Interbank Offered Rate
FTSE	-	Financial Times Stock Exchange
GSE	-	Government-Sponsored Enterprise
IBEX	-	International Business Exchange
INTRCONX	-	Inter-Continental Exchange
IRS	-	Interest Rate Swaption
LIBOR	-	London Interbank Offered Rates
MSCI	-	Morgan Stanley Capital International
RTP	-	Right to Pay
TIPS	-	Treasury Inflation Protected Security

COUNTRY BREAKDOWN*

January 31, 2016 (unaudited)

34.3%	United States
3.7%	United Kingdom
3.5%	Canada
3.1%	Portugal
3.1%	Brazil
2.5%	Switzerland
2.2%	France
1.4%	Mexico
1.1%	Spain
0.7%	Netherlands
0.4%	Euro Zone
0.2%	Chile
0.2%	Dominican Republic
0.6%	Other
43.0%	Short-Term

100.0%

*	All data are as of January 31, 2016. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 0.2% or less in the following countries: Australia, Hungary, Ireland, Italy, Luxembourg and Norway.

AB Unconstrained Bond Fund

January 31, 2016 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively, the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange-traded options generally will be classified as Level 2. For options that do not trade on an exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Valuations of mortgage-backed or other asset-backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset-backed securities for which management has collected current observable data through brokers or pricing services are generally categorized within Level 2. Those investments for which current data has not been provided are classified as Level 3.

Other fixed-income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer.

Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2016:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Governments - Treasuries	$	– 0	–	$73,664,572	$	– 0	–	$73,664,572
Corporates - Non-Investment Grade	– 0	–	43,357,629	354,940	43,712,569
Collateralized Mortgage Obligations	– 0	–	– 0	–	37,293,166	37,293,166
Corporates - Investment Grade	– 0	–	12,204,528	– 0	–	12,204,528
Inflation-Linked Securities	– 0	–	9,685,706	– 0	–	9,685,706
Commercial Mortgage-Backed Securities	– 0	–	133,817	3,639,627	3,773,444
Quasi-Sovereigns	– 0	–	2,689,382	– 0	–	2,689,382
Governments - Sovereign Bonds	– 0	–	1,812,190	– 0	–	1,812,190
Investment Companies	1,546,847	– 0	–	– 0	–	1,546,847
Whole Loan Trusts	– 0	–	– 0	–	1,420,190	1,420,190
Options Purchased - Calls	– 0	–	1,242,040	– 0	–	1,242,040
Emerging Markets - Treasuries	– 0	–	– 0	–	727,646	727,646
Local Governments - Municipal Bonds	– 0	–	124,310	– 0	–	124,310
Emerging Markets - Corporate Bonds	– 0	–	20,100	– 0	–	20,100
Common Stocks	271	– 0	–	– 0	–	271
Asset-Backed Securities	– 0	–	– 0	–	– 0	– #	– 0	–
Short-Term Investments:
Agency Discount Notes	– 0	–	95,813,156	– 0	–	95,813,156
Investment Companies	29,517,274	– 0	–	– 0	–	29,517,274
U.S. Treasury Bills	– 0	–	17,638,436	– 0	–	17,638,436
Time Deposits	– 0	–	217,490	– 0	–	217,490

Total Investments in Securities	31,064,392	258,603,356	43,435,569	333,103,317
Other Financial Instruments*:
Assets
Futures	1,482,729	25,230	– 0	–	1,507,959
Forward Currency Exchange Contracts	– 0	–	2,473,043	– 0	–	2,473,043
Centrally Cleared Credit Default Swaps	– 0	–	2,085,592	– 0	–	2,085,592
Centrally Cleared Interest Rate Swaps	– 0	–	4,450,864	– 0	–	4,450,864
Credit Default Swaps	– 0	–	2,076,659	– 0	–	2,076,659
Interest Rate Swaps	– 0	–	380,157	– 0	–	380,157
Total Return Swaps	– 0	–	198,303	– 0	–	198,303
Liabilities
Futures	(1,158,653)	(602,833)	– 0	–	(1,761,486)
Forward Currency Exchange Contracts	– 0	–	(3,210,627)	– 0	–	(3,210,627)
Put Options Written	– 0	–	(223,813)	– 0	–	(223,813)
Interest Rate Swaptions Written	– 0	–	(1,054,980)	– 0	–	(1,054,980)
Centrally Cleared Credit Default Swaps	– 0	–	(3,238,412)	– 0	–	(3,238,412)
Centrally Cleared Interest Rate Swaps	– 0	–	(5,590,517)	– 0	–	(5,590,517)
Credit Default Swaps	– 0	–	(3,692,282)	– 0	–	(3,692,282)
Interest Rate Swaps	– 0	–	(186,139)	– 0	–	(186,139)
Total Return Swaps	– 0	–	(913,496)	– 0	–	(913,496)

Total^	$31,388,468	$251,580,105	$43,435,569	$326,404,142

#	The Fund held securities with zero market value at period end.
*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Corporates - Non- Investment Grade		Collateralized Mortgage Obligations			Commercial Mortgage- Backed Securities		Whole Loan Trusts
Balance as of 10/31/15	$380,740			$40,676,580		$3,422,956		$1,599,450
Accrued discounts/ (premiums)	1,808			41,951		(88)		680
Realized gain (loss)	(3,148)			(131,167)		1,492		1,092
Change in unrealized appreciation/depreciation	(12,901)			(843,675)		(58,378)		(152,362)
Purchases	– 0	–		– 0	–	836,211		– 0	–
Sales/Paydowns	(11,559)			(2,450,523)		(141,428)		(28,670)
Transfers into Level 3	– 0	–		– 0	–	– 0	–	– 0	–
Transfers out of Level 3	– 0	–		– 0	–	(421,138)		– 0	–

Balance as of 1/31/16	$354,940			$37,293,166		$3,639,627		$1,420,190

Net change in unrealized appreciation/depreciation from investments held as of 1/31/16	$(12,901)			$(826,448)		$(58,378)		$(152,362)

	Emerging Markets - Treasuries		Asset-Backed Securities#			Total
Balance as of 10/31/15	$740,529			$269,398		$47,089,653
Accrued discounts/ (premiums)	(2,234)			1,005		43,122
Realized gain (loss)	– 0	–		(21,245)		(152,976)
Change in unrealized appreciation/depreciation	(10,649)			19,433		(1,058,532)
Purchases	– 0	–		– 0	–	836,211
Sales/Paydowns	– 0	–		(268,591)		(2,900,771)
Transfers into Level 3	– 0	–		– 0	–	– 0	–
Transfers out of Level 3	– 0	–		– 0	–	(421,138)

Balance as of 1/31/16	$727,646		$	– 0	–	$43,435,569

Net change in unrealized appreciation/depreciation from investments held as of 1/31/16	$(10,649)		$	– 0	–	$(1,060,738)

#	The Fund held securities with zero market value during the reporting period.

The following presents information about significant unobservable inputs related to the Fund’s material categories of Level 3 investments at January 31, 2016. Securities priced by third party vendors, are excluded from the following table.

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 1/31/16	Valuation Technique	Unobservable Input	Range/ Weighted Average
Whole Loan Trusts	$865,951	Projected Cashflow	Level Yield	13.45%/N/A
	$554,239	Market Approach	Underlying NAV of the Collateral	$104.59/N/A
Asset-Backed Securities	$0	Qualitative Assessment		$0.00/N/A

The Adviser has established a Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments, and process at vendors, 2) daily comparisons of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Unconstrained Bond Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	March 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	March 23, 2016

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	March 23, 2016